LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Expense Example - LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	Dec. 31, 2025 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	541
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 965